Selected accounting policies	6 Months Ended
Jun. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Selected accounting policies	Selected accounting policies
Basis of preparation
These Condensed Consolidated Interim Financial Statements for Alcon Inc. ("the Company") and the subsidiaries it controls (collectively, "Alcon") have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting as issued by the International Accounting Standards Board ("IASB") and with the accounting policies as described in Note 3 to the December 31, 2021 Consolidated Financial Statements in the Company’s 2021 Form 20-F ("Form 20-F").
These Condensed Consolidated Interim Financial Statements do not include all of the information required for a complete set of IFRS financial statements. The financial information consolidates the Company and the subsidiaries it controls, and includes selected notes to explain events and transactions that are significant to an understanding of the changes in Alcon's financial position and performance since the prior annual Consolidated Financial Statements. Therefore, the Condensed Consolidated Interim Financial Statements should be read in conjunction with the annual Consolidated Financial Statements for the year ended December 31, 2021, which have been prepared in accordance with IFRS as issued by the IASB.
The accompanying Condensed Consolidated Interim Financial Statements present our historical financial position, results of operations, comprehensive income and cash flows in accordance with IFRS. Alcon's principal accounting policies are set out in Note 3 to the Consolidated Financial Statements in the Form 20-F.
Use of estimates and assumptions
The preparation of financial statements requires management to make subjective and complex estimates and assumptions, either at the balance sheet date or during the period that affect the reported amounts of assets and liabilities as well as revenues and expenses. We have analyzed the impact of the war on Ukraine, economic sanctions and export controls on Russia and the COVID-19 pandemic on our financial statements for the three and six months ended June 30, 2022 and 2021. We have assessed various accounting estimates and other matters, including those that require consideration of forecasted financial information, in the context of the unknown future impacts of these and other events using information reasonably available to us at this time. The accounting estimates and other matters assessed included, but were not limited to, provisions for expected credit losses, goodwill and other intangible assets, financial instruments, inventory provisions, associate benefits, income taxes and revenue recognition. Based on our assessment performed, the resulting provisions recorded were not material to our Condensed Consolidated Interim Financial Statements for the three or six months ended June 30, 2022 or 2021. However, because of the inherent uncertainties of the continuation of the war on Ukraine, COVID-19 or other items, actual outcomes and results may differ materially from management's current assumptions and estimates.
Foreign currencies
The hyperinflationary economies in which Alcon operates are Argentina, Turkey and Venezuela. Argentina and Venezuela were hyperinflationary for all periods presented. Turkey became hyperinflationary effective April 1, 2022, requiring retroactive implementation from January 1, 2022 of hyperinflationary accounting. The accounting policy for hyperinflationary economies is described in Note 3 to the Consolidated Financial Statements in the Form 20-F.
Impairment of goodwill, Alcon brand name and definite lived intangible assets
As discussed in Note 3 to the Consolidated Financial Statements in the Form 20-F, Goodwill, the Alcon brand name and acquired In-process research & development projects are reviewed for impairment at least annually and these, as well as all other investments in intangible assets, are reviewed for impairment whenever events or changes in circumstance indicate that the asset's balance sheet or reportable segment carrying amount may not be recoverable. Goodwill and other intangible assets represent a significant amount of total assets on the Consolidated Balance Sheet. Impairment testing may lead to potentially significant impairment charges in the future, which could have a materially adverse impact on Alcon's results of operations and financial condition.